Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Derivative Instrument Transactions
The amounts of transactions as of December 31, 2020 and 2019 are as follows:

	Underlying Asset	Type of Settlement	12.31.20 (*)	12.31.19 (*)
Currency Forward Transactions
Purchases	Foreign currency	Daily difference	25,716,730	24,787,263
Sales	Foreign currency	Daily difference	14,328,423	17,225,667
Customers´ Purchases	Foreign currency	Daily difference	1,549,356	13,531,017
Customers´ Sales	Foreign currency	Daily difference	12,563,375	21,060,236
Interest Rate Swaps
Swaps	Others	Other	82,909	490,436
Repurchase Transactions
Forward Sales	Government Securities	With delivery of the underlying asset	61,923,889	40,799,609

(*)	Notional values.